16. Intangible assets (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 2,818	R$ 1,878
Additions		298	737
Business combination	[1]	3,174	41
Amortization		(179)	(130)
Write-off		(8)	(29)
Remeasurement		6
Exchange rate changes		70
Transfers	[2]	131	660
Assets held for sale and discontinued operations			(339)
Deconsolidation Via Varejo		(74)
Intangible assets, ending		6,236	2,818		1,878
Lease [Member] | Right Of Use Paes Mendonca [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	[3]	819
Additions			179	[3]
Business combination	[1]
Amortization	[3]	(45)	(7)
Write-off
Remeasurement	[3]	6
Exchange rate changes
Transfers	[2]		647	[3]
Intangible assets, ending	[3]	780	819
Lease [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		899	95
Additions			179
Business combination	[1]
Amortization		(69)	(34)
Write-off		(1)
Remeasurement		6
Exchange rate changes
Transfers	[2]		659
Deconsolidation Via Varejo		1
Intangible assets, ending		836	899		95
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		1,148	1,107
Additions
Business combination	[1]	165	41
Amortization
Write-off
Exchange rate changes		3
Transfers	[2]	(1)
Assets held for sale and discontinued operations
Intangible assets, ending		1,315	1,148		1,107
Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		39	39
Additions
Business combination	[1]	2,949
Amortization
Write-off
Exchange rate changes		66
Transfers	[2]	8	251
Assets held for sale and discontinued operations			(251)
Intangible assets, ending		3,062	39		39
Commercial Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		111	86
Additions		24	24
Business combination	[1]
Amortization			(5)
Write-off
Exchange rate changes
Transfers	[2]		6
Assets held for sale and discontinued operations
Intangible assets, ending		135	111		86
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		621	551
Additions		274	534
Business combination	[1]	60
Amortization		(110)	(91)
Write-off		(7)	(29)
Exchange rate changes		1
Transfers	[2]	124	(256)
Assets held for sale and discontinued operations			(88)
Deconsolidation Via Varejo		(75)
Intangible assets, ending		888	621		551
Software [Member] | Lease [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		80	95
Additions
Business combination	[1]
Amortization		(24)	(27)
Write-off		(1)
Remeasurement
Exchange rate changes
Transfers	[2]		12
Deconsolidation Via Varejo		1
Intangible assets, ending		56	80		95
Total Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		1,919	1,783
Additions		298	558
Business combination	[1]	3,174	41
Amortization		(110)	(96)
Write-off		(7)	(29)
Exchange rate changes		70
Transfers	[2]	131	1
Assets held for sale and discontinued operations			(339)
Deconsolidation Via Varejo		(75)
Intangible assets, ending		R$ 5,400	R$ 1,919		R$ 1,783

[1]	See note 13.1
[2]	Refers substantially to transfers from property and equipment (see note 15).
[3]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonca to operate certain stores for a 30-years term